ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	$ (47,126)	$ (40,293)
Receivable, Net	651,372	408,958
Movement of allowances
Beginning of the year	40,293
Closing balance	47,126	40,293
Allowances for accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	698,498	449,251
Allowance for credit losses	(47,126)	(40,293)	$ (29,545)
Receivable, Net	651,372	408,958
Movement of allowances
Beginning of the year	40,293	29,545	32,733
Allowances made (reversed) during the year, net		(9,785)	(1,386)
Accounts written-off against allowances	(197)	(639)	(309)
Foreign exchange effect	(141)	1,602	(1,493)
Closing balance	47,126	40,293	29,545
Allowances for advances to suppliers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	279,800	299,019
Allowance for credit losses	(19,682)	(19,700)
Receivable, Net	260,118	279,319
Movement of allowances
Beginning of the year	19,700
Closing balance	19,682	19,700
Allowances for other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	280,350	238,779
Allowance for credit losses	(9,397)	(8,802)
Receivable, Net	270,953	229,977
Movement of allowances
Beginning of the year	8,802
Closing balance	9,397	8,802
Advances to Suppliers and Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	(29,079)	(28,502)	(31,712)
Movement of allowances
Beginning of the year	28,502	31,712	30,630
Allowances made (reversed) during the year, net		(1,647)	2,657
Accounts written-off against allowances	(53)	(5,490)	(1,452)
Foreign exchange effect	186	633	(123)
Closing balance	29,079	$ 28,502	$ 31,712
Cumulative effect, adjustment | Allowances for accounts receivable
Movement of allowances
Allowances made (reversed) during the year, net	7,171
Cumulative effect, adjustment | Advances to Suppliers and Other Receivable
Movement of allowances
Allowances made (reversed) during the year, net	$ 444